Income Taxes (Provision For Income Taxes From Continuing Operations) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 24, 2015	Jun. 25, 2014	Jun. 26, 2013
Current income tax expense:
Federal	$ 59,726	$ 66,170	$ 46,852
State	11,862	15,219	11,800
Foreign	3,319	3,550	2,879
Total current income tax expense	74,907	84,939	61,531
Deferred income tax (benefit) expense:
Federal	10,754	(18,715)	7,344
State	2,018	(4,087)	(1,919)
Foreign	(96)	112	0
Total deferred income tax (benefit) expense	12,676	(22,690)	5,425
Provision for income taxes	$ 87,583	$ 62,249	$ 66,956